Share Capital	12 Months Ended
Dec. 31, 2024
Evergreen Merger Corporation [Member]
IfrsStatementLineItems [Line Items]
Share Capital

Note 6 — Share Capital

The Company is authorized to issue 479,000,000 Class A Ordinary Shares of par value $0.0001 each share, 20,000,000 Class B Ordinary Shares of par value $0.0001 each share and 1,000,000 Preferred Shares of $0.0001 each share. Holders of the Company’s ordinary shares are entitled to one vote for each share. On March 22, 2024, the Company registered the transfer of one ordinary share to its Parent Evergreen Corporation, the founder for no consideration.